Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Amounts Related To Balance Sheets For Each Segment
Results for each period, together with amounts related to each segment are shown below:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
External Revenue
Gathering and Processing	$1,797	$1,226	$607	$439
Natural Gas Transportation	1	1	—	—
NGL Services	—	—	—	—
Contract Services	183	190	99	59
Corporate	19	17	10	7
Eliminations	—	—	—	—
Total	$2,000	$1,434	$716	$505
Intersegment Revenue
Gathering and Processing	$—	$—	$—	$—
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	21	17	14	9
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$—	$—	$—	$—
Cost of Sales
Gathering and Processing	$1,373	$993	$497	$353
Natural Gas Transportation	(1)	(2)	(3)	(1)
NGL Services	—	—	—	—
Contract Services	15	22	10	6
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$1,387	$1,013	$504	$358
Segment Margin
Gathering and Processing	$423	$233	$110	$86
Natural Gas Transportation	2	3	3	1
NGL Services	—	—	—	—
Contract Services	189	185	103	62
Corporate	20	17	10	7
Eliminations	(21)	(17)	(14)	(9)
Total	$613	$421	$212	$147
Operation and Maintenance
Gathering and Processing	$183	$98	$54	$33
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	1	—
Contract Services	66	66	37	24
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$228	$147	$78	$48
Depreciation and Amortization
Gathering and Processing	$159	$87	$46	$25
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	86	78	29	16
Corporate	7	4	1	1
Eliminations	—	—	—	—
Total	$252	$169	$76	$42

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Income from Unconsolidated Affiliates
Gathering and Processing	$(10)	$—	$—	$—
Natural Gas Transportation	71	92	54	16
NGL Services	44	28	—	—
Contract Services	—	—	—	—
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$105	$120	$54	$16
Expenditures for Long-Lived Assets
Gathering and Processing	$395	$282	$93	$44
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	164	120	62	18
Corporate	1	4	4	2
Eliminations	—	—	—	—
Total	$560	$406	$159	$64

			December 31, 2012	December 31, 2011
Assets
Gathering and Processing			$4,210	$1,960
Natural Gas Transportation			1,232	1,297
NGL Services			948	629
Contract Services			1,672	1,621
Corporate			61	61
Eliminations			—	—
Total			$8,123	$5,568
Investment in Unconsolidated Affiliates
Gathering and Processing			$35	$—
Natural Gas Transportation			1,231	1,296
NGL Services			948	629
Contract Services			—	—
Corporate			—	—
Eliminations			—	—
Total			$2,214	$1,925
Goodwill
Gathering and Processing			$651	$313
Natural Gas Transportation			—	—
NGL Services			—	—
Contract Services			477	477
Corporate			—	—
Eliminations			—	—
Total			$1,128	$790

Reconciliation Of Total Segment Margin To Net Income (Loss) From Continuing Operations Before Income Taxes
The table below provides a reconciliation of total segment margin to net income (loss) from continuing operations before income taxes:

	Successor				Predecessor
	Year Ended December 31, 2012		Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Total segment margin	$613		$421	$212	$147
Operation and maintenance	(228)		(147)	(78)	(48)
General and administrative	(100)		(67)	(44)	(37)
(Loss) gain on assets sales, net	(3)		2	—	—
Depreciation and amortization	(252)		(169)	(76)	(42)
Income from unconsolidated affiliates	105		120	54	16
Interest expense, net	(122)		(103)	(48)	(35)
Loss on debt refinancing, net	(8)		—	(16)	(2)
Other income and deductions, net	29	*	17	(8)	(4)
Income (loss) from continuing operations before income taxes	$34		$74	$(4)	$(5)
__________________

*	Other income and deductions, net for the year ended December 31, 2012, included a one-time producer payment of $16 million related to an assignment of certain contracts.